DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN	12 Months Ended
Dec. 31, 2012
Dividend Reinvestment and Stock Purchase Plan [Abstract]
DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN

NOTE 10 - DIVIDEND REINVESTMENT AND STOCK PURCHASE PLAN

The Company maintains a Dividend Reinvestment and Stock Purchase Plan (the “DRP Plan”). Participation is available to all common stockholders. The DRP Plan provides each participant with a simple and convenient method of purchasing additional common shares without payment of any brokerage commission or other service fees.

A participant in the DRP Plan may elect to reinvest dividends on all or part of his or her shares to acquire additional common stock. Participants may also make cash contributions for the purchase of additional shares of common stock. A participant may withdraw from the DRP Plan at any time. The following table represents the number of shares purchased by stockholders through the DRP Plan:

	2012	2011	2010

Shares purchased through dividend reinvestment	20,203	21,113	19,805
Shares purchased through cash contributions	575	503	-

Total shares	20,778	21,616	19,805